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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

                    Commission File Number of issuing entity:
                                  333-131196-06

                            Home Loan Trust 2006-HI4
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131196

                Residential Funding Mortgage Securities II, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                Delaware                                            None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
        organization of the issuing entity)                  Identification No.)

c/o Residential Funding Company, LLC, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                  issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Home Loan-Backed Notes, Series
2006-HI4, in the classes specified
herein                                   [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

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

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Home Loan-Backed Notes, Series 2006-HI4 (the "Notes"), dated September 26, 2006, and related Prospectus dated September 25, 2006 (collectively, the "Prospectus"), of the Home Loan Trust 2006-HI4 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3 and Class A-4.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings.

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Effective October 6, 2006, Residential Funding Corporation, the Master Servicer and Sponsor, changed its name to Residential Funding Company, LLC and converted from a Delaware corporation to a Delaware limited liability company, and HomeComings Financial Network, Inc., a Subservicer, changed its name to HomeComings Financial, LLC and converted from a Delaware corporation to a Delaware limited liability company.

ITEM 9 - Exhibits.

        (a)     Documents filed as part of this report.

Exhibit 99.1    October 2006 Monthly Statement to Noteholders.

        (b)     Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Servicing Agreement, dated as of September 28, 2006 among Residential Funding Corporation, as master servicer, JPMorgan Chase Bank, National Association, as indenture trustee, and the Home Loan Trust 2006-HI4, as issuer (incorporated by reference to Exhibit 4.3 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13, 2006).

Exhibit 10.2 Amended and Restated Trust Agreement, dated as of September 28, 2006 between Residential Funding Mortgage Securities II, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to Exhibit 4.4 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13, 2006).

Exhibit 10.3 Indenture, dated as of September 28, 2006 between Home Loan Trust 2006-HI4, as issuer, and JPMorgan Chase Bank, National Association, as indenture trustee, and Appendix A thereto (incorporated by reference to Exhibit 4.5 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13, 2006).

Exhibit 10.4 Home Loan Purchase Agreement, dated as of September 1, 2006, between Residential Funding Mortgage Securities II, Inc. and Residential Funding Corporation (incorporated by reference to
                Exhibit 10.1 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13, 2006).

Exhibit 10.5 Financial Guaranty Insurance Policy, dated September 28, 2006, issued by Financial Guaranty Insurance Company relating to the Home Loan-Backed Notes, Series 2006-HI4, Class A Notes (incorporated by reference to Exhibit 10.2 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on October 13, 2006).

Exhibit 99.1    October 2006 Monthly Statement to Noteholders.

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

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  October 25, 2006



                                    HOME LOAN TRUST 2006-HI4
                                    (Issuing entity)

                                    By:  Residential Funding Company, LLC,
                                            as Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director

                 EXHIBIT 99.1 - MONTHLY STATEMENT TO NOTEHOLDERS

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